Equity-Based Compensation - Equity Based Awards Converted to RSA and Common Stock (Details) - shares	3 Months Ended					12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Ending Balance	0
Series B and C
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning Balance		23,882,595	22,053,207	21,861,184	22,185,514	22,185,514
Granted		0	2,494,204	192,023	0
Canceled		0	(492,769)	0	(324,330)
Redeemed		(231,313)	0	0	0
Converted into common stock		(13,602,982)
Converted into unvested RSAs		(10,048,300)
Ending Balance		0	24,054,642	22,053,207	21,861,184	23,882,595